Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Current Liabilities

TransUnion Holding

Other current liabilities consisted of the following:

(in millions)	TransUnion Holding March 31, 2013	TransUnion Holding December 31, 2012
Accrued payroll	$36.6	$64.2
Accrued interest	38.2	25.8
Deferred revenue	9.6	12.5
Accrued employee benefits	5.8	10.6
Accrued liabilities	5.6	5.6
Other	12.3	10.6

Total other current liabilities	$108.1	$129.3

TransUnion Corp

Other current liabilities consisted of the following:

(in millions)	TransUnion Corp Successor March 31, 2013	TransUnion Corp Successor December 31, 2012
Accrued payroll	$36.6	$64.2
Accrued interest	22.4	3.7
Deferred revenue	9.6	12.5
Accrued liabilities	5.6	5.6
Accrued employee benefits	5.8	10.6
Other	12.1	10.4

Total other current liabilities	$92.1	$107.0

Other current liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Accrued payroll	$64.2
Accrued interest	25.8
Deferred revenue	12.5
Accrued employee benefits	10.6
Accrued liabilities	5.6
Other	10.6

Total other current liabilities	$129.3

Other current liabilities of TransUnion Corp. consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Accrued payroll	$64.2	$55.1
Accrued interest	3.7	5.0
Deferred revenue	12.5	13.0
Accrued liabilities	5.6	5.6
Accrued employee benefits	10.6	8.7
Other	10.4	12.8

Total other current liabilities	$107.0	$100.2